Organization and Business (Details)					1 Months Ended			7 Months Ended	9 Months Ended		12 Months Ended
	May. 13, 2015 USD ($) $ / shares shares	Oct. 27, 2014 shares	Jul. 01, 2013 shares	Jun. 11, 2013 shares	May. 31, 2015 $ / shares shares	Oct. 31, 2014	Jun. 30, 2013 shares	Dec. 31, 2013 USD ($) segment $ / shares shares	Sep. 30, 2015 USD ($) segment $ / shares shares	Sep. 30, 2014 USD ($)	Dec. 31, 2014 USD ($) segment $ / shares shares	May. 18, 2015 $ / shares shares	Oct. 26, 2014 shares
Organization and business
Number of segments | segment								1	1		1
General and administrative expense								$ 458,473	$ 3,784,272	$ 3,196,120	$ 4,095,324
Research and development expense								$ 324,479	$ 4,414,162	3,275,991	$ 4,220,338
Reverse Stock Split
Common stock, shares authorized | shares	50,000,000							10,000,000	50,000,000		15,000,000	50,000,000
Initial Public Offering
Net proceeds from initial public offering									$ 18,810,484		$ 900,000
Common stock, shares authorized | shares	50,000,000							10,000,000	50,000,000		15,000,000	50,000,000
Preferred stock, shares authorized | shares	10,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001							$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.0001
Deferred offering costs											$ 2,480,049
Liquidity
Accumulated deficit								$ (801,203)	$ (21,571,507)		(9,410,778)
IPO
Initial Public Offering
Underwriting discounts, commissions, and estimated offering expenses	$ 3,300,000
Underwriters' over-allotment option
Initial Public Offering
Underwriting discounts, commissions, and estimated offering expenses	1,200,000
Common Stock
Organization and business
Number of shares issued in exchange for cash and services | shares								2,666,666
Reverse Stock Split
Reverse stock split ratio		0.667				0.667
Common stock, shares authorized | shares		15,000,000											10,000,000
Initial Public Offering
Shares issued (in shares) | shares									2,860,000
Common stock, shares authorized | shares		15,000,000											10,000,000
Common Stock | IPO
Initial Public Offering
Shares issued (in shares) | shares					2,860,000
Shares issued (price per share) | $ / shares					$ 7.00
Net proceeds from initial public offering	$ 15,900,000
Underwriting discounts, commissions, and estimated offering expenses									$ 2,897,825
Issuance of common stock upon conversion (in shares) | shares	2,010,596
Common Stock | Underwriters' over-allotment option
Initial Public Offering
Underwriting discounts, commissions, and estimated offering expenses									1,209,802
Napo
Organization and business
Number of shares issued in exchange for cash and services | shares				2,666,666
General and administrative expense											459,432
Research and development expense											115,056
Napo | Common Stock
Organization and business
Number of shares issued in exchange for cash and services | shares							2,666,666
Service Agreement
Organization and business
Research and development expense								$ 86,292	$ 28,764
Service Agreement | Napo
Organization and business
Number of shares issued in exchange for cash and services | shares			2,666,666
General and administrative expense								$ 344,574		$ 114,858	114,858
Research and development expense											$ 28,764
Series A redeemable convertible preferred stock
Initial Public Offering
Preferred shares outstanding | shares	0								0		3,015,902
Series A redeemable convertible preferred stock | IPO
Initial Public Offering
Shares automatically converted at closing of IPO (in shares) | shares	3,015,902